Organization and Description of Business (Details Narrative)	Mar. 06, 2020	Mar. 02, 2020	Jun. 04, 2013	Dec. 27, 2010	Dec. 28, 2018	Jan. 05, 2015
Restructuring Cost and Reserve [Line Items]
Stockholders' equity, stock split				10-for-1 forward stock split
Stockholders' equity, reverse stock split	300:1 reverse stock split	300-to-1 reverse stock split	1-for-10 reverse stock split
Prosperity Systems Inc [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition, percentage						100.00%
Pure Health Products, LLC [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition, percentage					100.00%